Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of total derivatives

Barclays Bank Group	2023			2022
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	64,413,042	255,219	(249,380)	52,164,242	302,665	(288,398)
Total derivative assets/(liabilities) held for risk management	212,817	892	(500)	178,628	311	(808)
Derivative assets/(liabilities)	64,625,859	256,111	(249,880)	52,342,870	302,976	(289,206)

Disclosure of derivatives held for trading and risk management	The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2023			2022
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	6,531,231	86,830	(82,625)	5,773,814	108,865	(103,040)
Derivatives cleared by central counterparty	186,672	529	(512)	113,455	440	(473)
Exchange traded derivatives	17,899	2	(2)	19,426	15	(6)
Foreign exchange derivatives	6,735,802	87,361	(83,139)	5,906,695	109,320	(103,519)
Interest rate derivatives
OTC derivatives	19,684,538	105,405	(92,485)	14,938,526	130,917	(117,016)
Derivatives cleared by central counterparty	27,074,746	1,936	(2,065)	21,390,094	2,317	(2,340)
Exchange traded derivatives	6,800,161	2,824	(2,895)	5,654,126	2,257	(2,167)
Interest rate derivatives	53,559,445	110,165	(97,445)	41,982,746	135,491	(121,523)
Credit derivatives
OTC derivatives	587,472	4,936	(6,005)	619,843	4,262	(4,731)
Derivatives cleared by central counterparty	860,878	2,726	(2,625)	1,107,377	1,161	(1,321)
Credit derivatives	1,448,350	7,662	(8,630)	1,727,220	5,423	(6,052)
Equity and stock index derivatives
OTC derivatives	448,503	17,791	(25,769)	410,002	12,670	(16,715)
Exchange traded derivatives	2,017,045	30,379	(32,549)	1,924,613	35,986	(36,774)
Equity and stock index derivatives	2,465,548	48,170	(58,318)	2,334,615	48,656	(53,489)
Commodity derivatives
OTC derivatives	4,734	44	(4)	4,411	14	(51)
Exchange traded derivatives	199,163	1,817	(1,844)	208,555	3,761	(3,764)
Commodity derivatives	203,897	1,861	(1,848)	212,966	3,775	(3,815)
Derivative assets/(liabilities) held for trading	64,413,042	255,219	(249,380)	52,164,242	302,665	(288,398)

Total OTC derivatives	27,256,478	215,006	(206,888)	21,746,596	256,728	(241,553)
Total derivatives cleared by central counterparty	28,122,296	5,191	(5,202)	22,610,926	3,918	(4,134)
Total exchange traded derivatives	9,034,268	35,022	(37,290)	7,806,720	42,019	(42,711)
Derivative assets/(liabilities) held for trading	64,413,042	255,219	(249,380)	52,164,242	302,665	(288,398)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	17,995	625	(8)	2,000	175	(12)
Interest rate swaps	266	17	—	266	12	—
Interest rate derivatives cleared by central counterparty	95,964	—	—	92,366	—	—
Derivatives designated as cash flow hedges	114,225	642	(8)	94,632	187	(12)
Derivatives designated as fair value hedges
Interest rate swaps	4,670	140	(447)	4,561	27	(776)
Interest rate derivatives cleared by central counterparty	90,189	—	—	75,547	—	—
Derivatives designated as fair value hedges	94,859	140	(447)	80,108	27	(776)
Derivatives designated as hedges of net investments
Forward foreign exchange	3,733	110	(45)	3,888	97	(20)
Derivatives designated as hedges of net investments	3,733	110	(45)	3,888	97	(20)
Derivative assets/(liabilities) held for risk management	212,817	892	(500)	178,628	311	(808)

Total OTC derivatives	26,664	892	(500)	10,715	311	(808)
Total derivatives cleared by central counterparty	186,153	—	—	167,913	—	—
Derivative assets/(liabilities) held for risk management	212,817	892	(500)	178,628	311	(808)

Disclosure of hedged items in fair value hedges and hedged items in cash flow hedges and hedges of net investments in foreign operations

Hedged items in fair value hedges

Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount[a]	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[b]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2023
Assets
Loans and advances at amortised cost
- Interest rate risk	830	(154)	(5)	34	(1)
- Inflation risk	450	246	—	3	(5)
Debt securities classified as amortised cost
- Interest rate risk	2,394	(24)	(21)	48	24
- Inflation risk	6,484	(755)	3	33	(19)
Financial assets at fair value through other comprehensive income
- Interest rate risk	33,021	(1,173)	(658)	964	158
- Inflation risk	2,052	(51)	(62)	5	3
Total Assets	45,231	(1,911)	(743)	1,087	160
Liabilities
Debt securities in issue[c]
- Interest rate risk	(44,433)	1,872	539	(723)	21
Total Liabilities	(44,433)	1,872	539	(723)	21
Total Hedged Items	798	(39)	(204)	364	181

2022
Assets
Loans and advances at amortised cost
- Interest rate risk	1,950	(135)	3	(325)	(3)
- Inflation risk	445	243	—	(111)	2
Debt securities classified as amortised cost
- Interest rate risk	159	(19)	(11)	(133)	(20)
- Inflation risk	3,854	(1,287)	—	(1,658)	(18)
Financial assets at fair value through other comprehensive income[b]
- Interest rate risk	25,044	(3,132)	(228)	(3,833)	145
- Inflation risk	6,019	(181)	17	(690)	(26)
Total Assets	37,471	(4,511)	(219)	(6,750)	80
Liabilities
Debt securities in issue[c]
- Interest rate risk	(34,260)	2,746	(26)	3,577	22
Total Liabilities	(34,260)	2,746	(26)	3,577	22
Total Hedged Items	3,211	(1,765)	(245)	(3,173)	102
Notes
aFor items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.
bHedge ineffectiveness is recognised in net interest income.
cIncludes debt securities in issue and subordinated liabilities.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging (gains) or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]

Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2023
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(694)	94	—	1,909	—	(694)	23
Cash and balances at Central Banks	(1,004)	(151)	—	2,121	—	(1,004)	132
Foreign exchange risk
Loans and advances at amortised cost	(463)	30	—	—	—	(463)	5
Inflation risk
Debt securities classified at amortised cost	(313)	(181)	—	21	—	(313)	—
Total cash flow hedges	(2,474)	(208)	—	4,051	—	(2,474)	160
Hedge of net investment in foreign operations
USD foreign operations	(522)	—	1,374	—	—	(522)	—
EUR foreign operations	(49)	—	83	—	—	(49)	—
Other foreign operations	(115)	—	53	—	96	(115)	—
Total foreign operations	(686)	—	1,510	—	96	(686)	—

2022
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	2,978	2,212	—	962	—	2,978	(87)
Cash and balances at Central Banks	4,204	2,413	—	1,938	—	4,204	(110)
Foreign exchange risk
Loans and advances at amortised cost	3	(13)	—	—	—	3	2
Inflation risk
Debt securities classified at amortised cost	362	142	—	16	—	98	33
Total cash flow hedges	7,547	4,754	—	2,916	—	7,283	(162)
Hedge of net investment in foreign operations
USD foreign operations	922	—	1,767	—	—	922	—
EUR foreign operations	170	—	127	—	—	170	—
Other foreign operations	38	—	180	—	88	38	—
Total foreign operations	1,130	—	2,074	—	88	1,130	—
Note
aHedge ineffectiveness is recognised in net interest income.

Disclosure of hedging instruments which are carried on the Group's balance sheet	The following table shows the fair value hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2023
Fair value	Interest rate risk	137	(106)	—	84,259	(121)
	Inflation risk	3	(341)	—	10,600	(62)
	Total	140	(447)		94,859	(183)

As at 31 December 2022
Fair value	Interest rate risk	—	—	—	67,613	858
	Inflation risk	27	(776)	—	12,495	2,417
	Total	27	(776)	—	80,108	3,275
The following table shows the cash flow and net investment hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2023
Cash flow	Interest rate risk	17	—	—	93,423	1,853
	Foreign exchange risk	625	(8)	—	17,995	468
	Inflation risk	—	—	—	2,807	313
	Total	642	(8)	—	114,225	2,634
Net investment	Foreign exchange risk	110	(45)	(8,507)	12,240	686

As at 31 December 2022
Cash flow	Interest rate risk	12	—	—	89,996	(7,379)
	Foreign exchange risk	175	(12)	—	2,000	(1)
	Inflation risk	—	—	—	2,636	(329)
	Total	187	(12)	—	94,632	(7,709)
Net investment	Foreign exchange risk	97	(20)	(8,368)	12,256	(1,130)

Disclosure of expected notional values of current hedging instruments in future years	The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:

	2023	2024	2025	2026	2027	2028	2029 and later
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	84,259	69,548	61,205	50,534	40,826	36,069	32,474
Inflation risk (outstanding notional amount)	10,600	10,584	10,503	9,663	9,118	7,420	6,908

Disclosure of effect on the income statement, OCI, and reserves as a result of hedge accounting	The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2023		2022
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur

Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(1,664)	(1)	(496)	(46)
Cash flow hedge of foreign exchange risk
Recycled to net interest income	507	—	(1)	—
Hedge of net investment in foreign operations
Recycled to other income	—	(6)	—	(58)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

Barclays Bank Group	2023		2022
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(5,557)	4,992	(618)	2,581
Currency translation movements	32	(1,934)	(7)	3,483
Hedging gains/(losses) for the year	2,474	686	(7,283)	(1,130)
Amounts reclassified in relation to cash flows affecting profit or loss	1,158	6	543	58
Tax	(1,002)	33	1,808	—
Balance on 31 December	(2,895)	3,783	(5,557)	4,992